UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21077

Registrant Name: PIMCO California Municipal Income Fund II

Address of Principal Executive Offices: 1633 Broadway, New York, New York 10019

Name and Address of Agent for Service: Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2012

Date of Reporting Period: February 29, 2012

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund II Schedule of Investments

February 29, 2012 (unaudited)

Principal Amount (000s)		Value*
CALIFORNIA MUNICIPAL BONDS & NOTES — 87.1%
$2,000	Alhambra Rev., Atherton Baptist Homes, 7.625%, 1/1/40, Ser. A	$2,165,280
20,000	Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/39, Ser. F-1 (g)	21,627,800
	Chabot-Las Positas Community College Dist., GO, Ser. C (AMBAC),
17,305	zero coupon, 8/1/36	4,549,138
5,000	zero coupon, 8/1/37	1,232,150
15,000	zero coupon, 8/1/43	2,607,150
1,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	1,150,650
300	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	320,985
1,410	Community College Financing Auth. Rev., 5.00%, 8/1/27, Ser. A (AMBAC)	1,426,525
9,360	Coronado Community Dev. Agcy., Tax Allocation, 4.875%, 9/1/35 (AMBAC)	9,424,022
	Corona-Norco Unified School Dist. Public Financing Auth., Special Tax, Ser. A,
1,000	6.00%, 9/1/25	1,006,250
4,150	6.10%, 9/1/32	4,164,152
25,000	Desert Community College Dist., GO, zero coupon, 8/1/46, Ser. C (AGM)	3,664,000
3,000	Dinuba Financing Auth. Rev., Public Works Projects, 5.10%, 8/1/32 (NPFGC)	3,081,990
8,300	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)	8,631,585
1,500	Foothill-Eastern Transportation Corridor Agcy. Rev., 5.875%, 1/15/27 (IBC-NPFGC)	1,528,590
1,440	Fremont Community Facs. Dist. No. 1, Special Tax, Pacific Commons, 5.30%, 9/1/30	1,418,314
	Golden State Tobacco Securitization Corp. Rev.,
13,885	5.00%, 6/1/45 (AMBAC-TCRS)	13,912,770
1,500	5.00%, 6/1/45, Ser. A	1,503,000
6,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	6,012,000
8,500	5.125%, 6/1/47, Ser. A-1	5,839,755
29,415	5.75%, 6/1/47, Ser. A-1	22,595,132
	Health Facs. Financing Auth. Rev., Adventist Health System, Ser. A,
500	5.00%, 3/1/33	502,055
250	5.75%, 9/1/39	275,353
3,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	3,397,740
1,200	Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)	1,240,764
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	578,845
3,030	Sinai Medical Center, 5.00%, 8/15/39	3,150,109
3,700	Stanford Hospital, 5.25%, 11/15/40, Ser. A-2 Sutter Health,	4,077,807
1,000	5.00%, 8/15/35, Ser. D	1,068,250
4,220	5.00%, 11/15/42, Ser. A (IBC-NPFGC)	4,367,700
12,195	5.25%, 11/15/46, Ser. A (g)	12,835,481
5,000	Imperial Irrigation Dist. Rev., 5.00%, 11/1/41, Ser. B	5,283,800
175	Infrastructure & Economic Dev. Bank Rev., 5.25%, 2/1/38	183,489
1,000	Irvine Unified School Dist., Special Tax, 6.70%, 9/1/35	1,096,850

PIMCO California Municipal Income Fund II Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
$500	Lancaster Redev. Agcy. Rev., Capital Improvements Projects, 5.90%, 12/1/35	$491,795
1,000	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	1,046,160
7,500	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, 5.50%, 11/15/37, Ser. A	8,281,650
10,000	Long Beach Unified School Dist., GO, 5.25%, 8/1/33, Ser. A (g)	11,313,700
4,895	Los Angeles, Equipment & Real Property Project, CP, 5.00%, 2/1/27, Ser. T (NPFGC)	4,900,091
15,000	Los Angeles Department of Water & Power Rev., 4.75%, 7/1/30, Ser. A-2 (AGM) (g)	15,975,300
11,000	Los Angeles Unified School Dist., GO, 5.00%, 1/1/34, Ser. I	12,154,340
10,000	Manteca Redev. Agcy., Tax Allocation, 5.00%, 10/1/36 (AMBAC)	9,104,700
5,330	Manteca Unified School Dist. No. 89-2, Special Tax, 5.00%, 9/1/29, Ser. C (NPFGC)	5,361,180
4,000	Merced Cnty., Juvenile Justice Correctional Fac., CP, 5.00%, 6/1/32 (AMBAC)	4,016,280
5,000	Metropolitan Water Dist. of Southern California Rev., 5.00%, 7/1/37, Ser. A (g)	5,437,000
3,200	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	3,948,192
1,300	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,458,275
5,000	Oakland Unified School Dist., Alameda Cnty., GO, 6.125%, 8/1/29, Ser. A	5,583,350
4,750	Palomar Pomerado Health, CP, 6.75%, 11/1/39	5,128,765
10,000	Placentia-Yorba Linda Unified School Dist., CP, 5.00%, 10/1/32 (FGIC-NPFGC)	10,299,300
1,500	Pollution Control Financing Auth. Rev., American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(c)	1,508,730
	Poway Unified School Dist., GO,
27,000	zero coupon, 8/1/40	5,927,040
16,000	zero coupon, 8/1/46	2,499,040
3,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	3,008,070
2,000	Roseville Redev. Agcy., Tax Allocation, 5.00%, 9/1/32, Ser. B (NPFGC)	2,001,460
	San Diego Public Facs. Financing Auth. Rev.,
11,000	5.00%, 8/1/32 (NPFGC)	11,083,490
4,000	5.25%, 8/1/38, Ser. A	4,379,200
1,000	5.25%, 5/15/39, Ser. A	1,114,440
1,500	Fire & Life Safety Facs. Project, 5.00%, 4/1/32, Ser. B (NPFGC)	1,500,585
2,800	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	3,094,168
2,800	San Diego Unified School Dist., GO, 4.75%, 7/1/27, Ser. D-2 (AGM)	3,002,104
1,000	San Jose Rev., Convention Center Expansion, 6.50%, 5/1/36	1,114,480
1,300	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,404,195
1,260	Santa Cruz Cnty., CP, 5.25%, 8/1/32	1,295,192
1,500	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	1,713,645
	State, GO,
2,500	5.00%, 9/1/31	2,703,050
10,000	6.00%, 4/1/38	11,506,600

PIMCO California Municipal Income Fund II Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	State Public Works Board Rev.,
$3,000	5.75%, 10/1/30, Ser. G-1	$3,404,940
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	2,247,400
2,000	Judicial Council Projects, 5.00%, 12/1/29, Ser. D	2,148,200
7,915	Regents Univ., 5.00%, 3/1/33, Ser. A	8,493,903
	Statewide Communities Dev. Auth. Rev.,
	Bentley School,
10,870	zero coupon, 7/1/50	539,913
3,760	7.00%, 7/1/40, Ser. A	3,910,814
	Catholic Healthcare West,
1,520	5.50%, 7/1/31, Ser. D	1,647,178
1,520	5.50%, 7/1/31, Ser. E	1,647,178
	Huntington Park Charter School Project, Ser. A,
250	5.15%, 7/1/30	216,303
1,250	5.25%, 7/1/42	1,028,488
500	International School of the Peninsula Project, 5.00%, 11/1/29	412,720
2,770	Kaiser Permanente, 5.50%, 11/1/32, Ser. A	2,798,974
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	1,091,800
9,700	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	9,874,891
	Methodist Hospital Project (FHA),
2,400	6.625%, 8/1/29	3,000,936
8,800	6.75%, 2/1/38	10,651,168
3,700	St. Joseph Health System, 5.75%, 7/1/47, Ser. A (FGIC)	4,004,621
5,600	Sutter Health, 6.00%, 8/15/42, Ser. A	6,465,200
4,500	Univ. of California Irvine E. Campus, 5.375%, 5/15/38	4,690,215
1,365	Windrush School, 5.50%, 7/1/37 (d)	941,850
1,800	Tobacco Securitization Agcy. Rev., Stanislaus Cnty., 5.875%, 6/1/43, Ser. A	1,659,150
3,100	Torrance Rev., Memorial Medical Center, 5.00%, 9/1/40, Ser. A	3,195,108
1,000	Tustin Unified School Dist., Special Tax, 6.00%, 9/1/40, Ser. 2006-1	1,025,370
	Univ. of California Rev.,
5,500	4.75%, 5/15/35, Ser. F (AGM) (g)	5,727,865
5,000	4.75%, 5/15/35, Ser. G (FGIC-NPFGC) (g)	5,207,150
5,650	4.75%, 5/15/38, Ser. B	5,727,179

	Total California Municipal Bonds & Notes (cost—$370,590,861)	411,033,562

CALIFORNIA VARIABLE RATE NOTES (a)(c)(f) — 6.6%
6,035	Desert Community College Dist., GO, 10.84%, 8/1/32, Ser. 3016-1 (AGC) (e)	6,791,367
3,000	JPMorgan Chase Putters/Drivers Trust Rev. (e), 16.05%, 11/15/19, Ser. 4039 (b)(h) (acquisition cost-$3,572,400; purchased 1/19/12)	3,670,770
7,500	10.919%, 5/15/40, Ser. 3838	9,046,650
4,000	Los Angeles Community College Dist., GO, 15.88%, 8/1/33, Ser. 3096 (e)	5,264,000
5,000	San Diego Community College Dist., GO, 11.47%, 2/1/17	6,523,150

	Total California Variable Rate Notes (cost — $25,892,635)	31,295,937

PIMCO California Municipal Income Fund II Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
OTHER MUNICIPAL BONDS & NOTES — 6.3%
	Arizona — 1.7%
$8,000	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	$8,034,000

	New Jersey — 0.7%
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
1,300	4.75%, 6/1/34	980,811
3,000	5.00%, 6/1/41	2,284,230

		3,265,041

	New York — 0.3%
1,250	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.25%, 10/1/35	1,383,375

	Ohio — 0.4%
2,250	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	1,675,350

	Puerto Rico — 0.9%
	Sales Tax Financing Corp. Rev.,
1,600	5.00%, 8/1/40, Ser. A (AGM) (g)	1,673,232
2,500	5.25%, 8/1/43, Ser. A-1	2,706,175

		4,379,407

	Rhode Island — 2.3%
11,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	11,000,770

	Total Other Municipal Bonds & Notes (cost — $26,677,647)	29,737,943

	Total Investments (cost — $423,161,143) (i) — 100.0%	$472,067,442

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement — Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $32,804,667 representing 6.9% of total investments.
(b)	Illiquid.
(c)	144A — Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	In default.
(e)	Inverse Floater — The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on February 29, 2012.
(f)	Variable Rate Notes — Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 29, 2012.
(g)	Residual Interest Bonds held in Trust — Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(h)	Restricted. The aggregate acquisition cost of such securities is $3,572,400. The aggregate market value is $3,670,770, representing 0.8% of total investments.
(i)	At February 29, 2012, the cost basis of portfolio securities for federal income tax purposes was $377,542,546. Gross unrealized appreciation was $49,476,120, gross unrealized depreciation was $1,010,909 and net unrealized appreciation was $48,465,211. The difference between book and tax cost is attributable to inverse floater transactions.

Glossary:

AGC — insured by Assured Guaranty Corp.

AGM — insured by Assured Guaranty Municipal Corp.

AMBAC — insured by American Municipal Bond Assurance Corp.

CA St. Mtg. — insured by California State Mortgage

CP — Certificates of Participation

FGIC — insured by Financial Guaranty Insurance Co.

FHA — insured by Federal Housing Administration

GO — General Obligation Bond

IBC — Insurance Bond Certificate

NPFGC — insured by National Public Finance Guarantee Corp.

TCRS — Temporary Custodian Receipts

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended February 29, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds and notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at February 29, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for detailed information on Investments in Securities):

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value at 2/29/12
Investments in Securities — Assets
California Municipal Bonds & Notes	—	$411,033,562	—	$411,033,562
California Variable Rate Notes	—	31,295,937	—	31,295,937
Other Municipal Bonds & Notes	—	29,737,943	—	29,737,943

Total Investments	—	$472,067,442	—	$472,067,442

There were no significant transfers between Levels 1 and 2 during the nine months ended February 29, 2012.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund II

By /s/ Brian S. Shlissel President & Chief Executive Officer
Date: April 20, 2012

By /s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Date: April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel President & Chief Executive Officer
Date: April 20, 2012

By /s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Date: April 20, 2012